Schedule of investments
Delaware Tax-Free Minnesota Fund	November 30, 2021 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 99.03%
Corporate Revenue Bonds — 1.39%
Cottonwood Revenue
(Extreme Holdings LLC Project) Series A 144A 5.00% 12/1/50 (AMT) #	1,000,000	$ 1,017,800
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	7,250,000	7,357,373
		8,375,173
Education Revenue Bonds — 19.04%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	840,000	909,132
Series A 4.25% 7/1/47	1,550,000	1,664,018
Series A 4.375% 7/1/52	400,000	430,408
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	2,260,000	2,390,854
Series A 5.00% 3/1/39	385,000	404,612
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	266,422
Series A 5.00% 7/1/45	1,390,000	1,466,645
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	2,000,000	2,220,900
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	700,000	777,644
Series A 5.00% 11/1/48	2,800,000	3,073,980
Duluth Independent School District No. 709 Certificates of Participation
Series B 5.00% 2/1/28	350,000	428,036
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project)
Series A 5.25% 8/1/43	400,000	456,908
Series A 5.375% 8/1/50	1,690,000	1,934,712
Series A 5.50% 8/1/36	580,000	603,560
Series A 5.75% 8/1/44	1,190,000	1,239,801
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	765,000	829,252
Series A 5.00% 7/1/47	2,290,000	2,459,529
NQ-301 [11/21] 1/22 (1984255)    1

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	580,000	$ 613,466
Series A 5.00% 7/1/44	1,770,000	1,853,190
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/31	885,000	959,800
Series A 5.00% 7/1/47	2,300,000	2,454,146
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	470,000	502,214
5.50% 8/1/49	2,260,000	2,415,488
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/26	4,990,000	6,018,339
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/37	1,250,000	1,403,387
5.00% 5/1/47	250,000	277,310
(Carleton College)
4.00% 3/1/35	1,000,000	1,126,800
4.00% 3/1/36	415,000	467,776
5.00% 3/1/44	2,110,000	2,513,537

(College of St. Benedict) Series 8-K 4.00% 3/1/43	1,000,000	1,087,550
(College of St. Scholastica)
4.00% 12/1/29	280,000	331,223
4.00% 12/1/30	290,000	341,034
4.00% 12/1/33	500,000	582,570
4.00% 12/1/34	500,000	580,985
4.00% 12/1/40	1,200,000	1,377,804

(Gustavus Adolphus College) 5.00% 10/1/47	5,600,000	6,638,072
(St. Catherine University)
Series A 4.00% 10/1/36	925,000	1,051,891
Series A 5.00% 10/1/35	875,000	1,064,271
Series A 5.00% 10/1/45	2,120,000	2,536,241
(St. John's University)
Series 8-I 5.00% 10/1/32	500,000	573,565
Series 8-I 5.00% 10/1/33	250,000	286,853
(St. Olaf College)
3.00% 10/1/41	1,585,000	1,739,934
2    NQ-301 [11/21] 1/22 (1984255)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Olaf College)
4.00% 10/1/46	750,000	$ 887,063
4.00% 10/1/50	565,000	665,547
Series 8-G 5.00% 12/1/31	745,000	861,272
Series 8-G 5.00% 12/1/32	670,000	774,366
Series 8-N 4.00% 10/1/35	500,000	564,270
(Trustees of The Hamline University)
Series B 5.00% 10/1/37	955,000	1,056,889
Series B 5.00% 10/1/38	1,000,000	1,106,000
Series B 5.00% 10/1/39	170,000	187,639
Series B 5.00% 10/1/40	625,000	689,163
Series B 5.00% 10/1/47	1,060,000	1,159,036
(University of St. Thomas)
4.00% 10/1/36	1,450,000	1,697,892
4.00% 10/1/37	750,000	876,398
4.00% 10/1/44	1,255,000	1,447,341
5.00% 10/1/40	500,000	623,935
Series 8-L 5.00% 4/1/35	1,250,000	1,441,225
Series A 4.00% 10/1/34	400,000	457,544
Series A 4.00% 10/1/36	500,000	570,660
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program) 2.65% 11/1/38 (AMT)	885,000	904,753
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	520,000	547,768
Series A 5.00% 9/1/44	1,165,000	1,214,361
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	875,000	789,530
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,945,000	2,045,829
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	300,000	328,305
Series A 144A 5.50% 7/1/52 #	735,000	824,339
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/43	750,000	883,560
Series A 5.75% 9/1/46	1,000,000	1,144,580
NQ-301 [11/21] 1/22 (1984255)    3

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	500,000	$ 528,430
Series A 4.125% 9/1/47	1,750,000	1,840,388

(Twin Cities Academy Project) Series A 5.30% 7/1/45	1,440,000	1,580,342
University of Minnesota
Series A 5.00% 11/1/32	985,000	1,305,263
Series A 5.00% 4/1/34	925,000	1,080,909
Series A 5.00% 9/1/34	2,625,000	3,225,206
Series A 5.00% 4/1/35	3,175,000	3,710,146
Series A 5.00% 4/1/36	2,650,000	3,096,658
Series A 5.00% 4/1/37	1,125,000	1,314,619
Series A 5.00% 9/1/40	1,560,000	1,903,075
Series A 5.00% 9/1/41	1,750,000	2,133,670
Series A 5.00% 4/1/44	3,000,000	3,741,510
(State Supported Biomedical Science Research Facilities Funding Program)
Series A 5.00% 8/1/31	1,000,000	1,348,780
Series A 5.00% 8/1/35	2,200,000	3,179,638
Series A 5.00% 8/1/36	500,000	735,175
		114,826,933
Electric Revenue Bonds — 7.68%
Central Minnesota Municipal Power Agency
(Southeast Twin Cities Transmission Project) 4.00% 1/1/42 (AGM)	340,000	397,093
Chaska Electric Revenue
(Generating Facilities)
Series A 5.00% 10/1/28	350,000	407,026
Series A 5.00% 10/1/30	1,150,000	1,337,369
Minnesota Municipal Power Agency Electric Revenue
4.00% 10/1/41	1,000,000	1,121,130
5.00% 10/1/29	395,000	443,652
5.00% 10/1/30	500,000	561,585
5.00% 10/1/33	1,205,000	1,351,613
5.00% 10/1/47	2,000,000	2,337,340
Series A 5.00% 10/1/30	1,060,000	1,190,560
Series A 5.00% 10/1/34	750,000	840,578
Series A 5.00% 10/1/35	1,525,000	1,707,344
4    NQ-301 [11/21] 1/22 (1984255)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/27	540,000	$ 629,840
5.00% 1/1/28	560,000	657,973
5.00% 1/1/29	805,000	940,960
5.00% 1/1/30	520,000	602,654
5.00% 1/1/31	200,000	237,822
5.00% 1/1/32	210,000	249,572
5.00% 1/1/35	160,000	189,822
5.00% 1/1/36	180,000	213,005
5.00% 1/1/41	400,000	471,932
Series A 5.00% 1/1/25	125,000	131,075
Series A 5.00% 1/1/26	425,000	445,370
Series A 5.00% 1/1/31	520,000	544,809
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	430,000	423,550
Series AAA 5.25% 7/1/25 ‡	250,000	246,875
Series CCC 5.25% 7/1/27 ‡	1,875,000	1,851,562
Series WW 5.00% 7/1/28 ‡	1,775,000	1,748,375
Series WW 5.25% 7/1/33 ‡	1,250,000	1,234,375
Series XX 4.75% 7/1/26 ‡	260,000	255,125
Series XX 5.25% 7/1/40 ‡	750,000	740,625
Series XX 5.75% 7/1/36 ‡	925,000	919,219
Series ZZ 4.75% 7/1/27 ‡	210,000	206,063
Series ZZ 5.25% 7/1/24 ‡	350,000	345,625
Rochester Electric Utility Revenue
Series A 5.00% 12/1/42	1,395,000	1,644,886
Series A 5.00% 12/1/47	2,265,000	2,650,390
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	1,310,000	1,508,583
Series A 5.00% 1/1/42	1,500,000	1,805,805
Series A 5.00% 1/1/46	2,000,000	2,289,420
Series A 5.00% 1/1/47	3,130,000	3,743,918
Southern Minnesota Municipal Power Agency Revenue Capital Appreciation
Series A 4.965% 1/1/25 (NATL) ^	5,000,000	4,874,200
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/30	1,235,000	1,402,268
Series A 4.00% 10/1/31	885,000	1,001,236
Series A 4.00% 10/1/33	365,000	410,928
		46,313,152
NQ-301 [11/21] 1/22 (1984255)    5

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds — 23.23%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.125% 11/1/49	1,100,000	$ 1,160,632
5.375% 11/1/34	320,000	343,450
Apple Valley Senior Housing Revenue
(PHS Apple Valley Senior Housing, Inc. - Orchard Path Project)
5.00% 9/1/43	465,000	487,804
5.00% 9/1/58	3,220,000	3,361,036
(PHS Apple Valley Senior Housing, Inc.- Orchard Path Phase II Project)
4.00% 9/1/51	500,000	530,680
4.00% 9/1/61	500,000	525,005
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	1,640,000	1,270,688
2nd Tier Series B 5.25% 1/1/37	480,000	418,666
4th Tier Series D 7.00% 1/1/37	1,585,000	1,290,158
4th Tier Series D 7.25% 1/1/52	2,580,000	1,991,812
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project) Series A 5.50% 12/1/48	2,350,000	2,478,615
Bethel Senior Housing Revenue
(The Lodge at The Lakes at Stillwater Project)
5.00% 6/1/38	450,000	467,366
5.00% 6/1/48	1,000,000	1,033,980
5.00% 6/1/53	2,450,000	2,529,208
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
4.00% 11/1/34	500,000	574,030
4.00% 11/1/41	800,000	905,616
5.00% 11/1/26	500,000	558,080
Chatfield Healthcare and Housing Facilities Revenue
(Chosen Valley Care Center Project) 5.00% 9/1/44	500,000	529,885
Crookston Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/38	100,000	106,423
5.00% 5/1/44	1,500,000	1,581,570
5.00% 5/1/51	1,585,000	1,676,375
6    NQ-301 [11/21] 1/22 (1984255)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	280,000	$ 284,589
Series A 144A 5.00% 8/1/46 #	2,380,000	2,415,058
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	739,417
Series A 5.00% 4/1/40	705,000	713,369
Series A 5.00% 4/1/48	315,000	317,923
Duluth Economic Development Authority
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	2,000,000	2,290,540
Series A 5.00% 2/15/48	1,850,000	2,194,377
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32	3,750,000	3,839,625
6.00% 6/15/39	3,570,000	3,654,752
Series A 3.00% 6/15/44	850,000	880,345
Series A 4.00% 6/15/34	215,000	253,152
Series A 4.00% 6/15/36	990,000	1,152,543
Series A 4.00% 6/15/37	380,000	438,178
Series A 4.00% 6/15/38	150,000	175,262
Series A 4.00% 6/15/39	150,000	174,738
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	505,195
4.00% 4/1/25	660,000	666,415
4.00% 4/1/31	60,000	60,384
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	666,541
5.75% 2/1/44	500,000	506,715

(St. John's Lutheran Home of Albert Lea Project) 5.375% 10/1/44	575,000	584,217
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	2,000,000	2,244,340
5.00% 5/1/27	1,400,000	1,695,988
5.00% 5/1/29	1,000,000	1,201,280
5.00% 5/1/30	850,000	1,016,387
5.00% 5/1/31	500,000	596,090
NQ-301 [11/21] 1/22 (1984255)    7

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
5.00% 5/1/32	500,000	$ 595,025
(North Memorial Health Care)
5.00% 9/1/31	1,000,000	1,133,090
5.00% 9/1/32	1,000,000	1,131,860
Maple Plain Senior Housing & Health Care Revenue
(Haven Homes Project) 5.00% 7/1/54	3,500,000	3,707,690
Minneapolis Health Care System Revenue
(Allina Health System) 4.00% 11/15/40	3,000,000	3,636,360
(Fairview Health Services)
Series A 4.00% 11/15/48	5,600,000	6,334,048
Series A 5.00% 11/15/33	825,000	981,670
Series A 5.00% 11/15/34	500,000	575,875
Series A 5.00% 11/15/35	1,000,000	1,245,090
Series A 5.00% 11/15/44	1,000,000	1,145,480
Series A 5.00% 11/15/49	3,475,000	4,252,844
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	500,000	508,925
5.25% 11/1/45	1,950,000	1,985,802
5.375% 11/1/50	455,000	463,686
Minneapolis–St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/28	1,550,000	1,886,164
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	2,980,000	3,168,813
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	4,515,000	4,584,531
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/27	1,280,000	1,298,291
Series A 5.30% 9/1/37	1,200,000	1,228,236
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,350,000	1,358,316
8    NQ-301 [11/21] 1/22 (1984255)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	$ 985,675
5.00% 9/1/24	575,000	643,534
5.00% 9/1/25	750,000	836,880
5.00% 9/1/26	575,000	639,670
5.00% 9/1/27	405,000	448,862
5.00% 9/1/28	425,000	470,432
5.00% 9/1/29	425,000	469,961
5.00% 9/1/34	730,000	806,453
St. Cloud Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	5,315,000	6,068,827
5.00% 5/1/48	5,090,000	6,238,202
Series A 4.00% 5/1/37	965,000	1,078,050
Series A 5.00% 5/1/46	3,715,000	4,321,622
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	2,450,000	2,790,574
Series A 5.00% 11/15/47	1,560,000	1,880,502
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/29	2,200,000	2,527,866
Series A 5.00% 7/1/32	3,000,000	3,436,800
Series A 5.00% 7/1/33	1,260,000	1,442,007
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Episcopal Homes Project) 5.125% 5/1/48	3,100,000	3,177,407
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	500,000	500,580
Series A 5.375% 5/1/43	500,000	500,345
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
3.75% 8/1/36	500,000	522,965
4.00% 8/1/44	800,000	836,352
5.00% 8/1/49	1,000,000	1,071,140
5.00% 8/1/54	875,000	934,911
NQ-301 [11/21] 1/22 (1984255)    9

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
West St. Paul Housing and Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
4.50% 11/1/40	250,000	$ 253,122
4.75% 11/1/52	750,000	759,045
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	524,210
5.125% 12/1/44	1,605,000	1,673,485
		140,149,774
Housing Revenue Bonds — 0.54%
Minnesota Housing Finance Agency
Series I 2.00% 7/1/40	665,000	666,629
Series I 2.20% 1/1/51	1,255,000	1,240,856
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	1,330,000	1,365,817
		3,273,302
Lease Revenue Bonds — 2.08%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,250,000	1,330,587
Series A 5.00% 6/1/43	3,835,000	4,071,543
Series B 5.00% 3/1/28	2,500,000	2,529,800
Series B 5.00% 3/1/29	1,000,000	1,011,920
Minnesota Housing Finance Agency
(State Appropriation–Housing Infrastructure)
Series C 5.00% 8/1/34	1,565,000	1,745,351
Series C 5.00% 8/1/35	1,645,000	1,832,250
		12,521,451
Local General Obligation Bonds — 13.20%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program) Series A 3.00% 2/1/43	750,000	805,155
Brainerd Independent School District No. 181
(School Building)
Series A 4.00% 2/1/38	1,500,000	1,705,875
Series A 4.00% 2/1/43	3,500,000	3,954,265
Burnsville-Eagan-Savage Independent School District No. 191
(Alternative Facilities)
Series A 4.00% 2/1/28	920,000	1,013,840
Series A 4.00% 2/1/29	1,800,000	1,980,396
10    NQ-301 [11/21] 1/22 (1984255)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/27	1,905,000	$ 2,247,195
Duluth
(DECC Improvement)
Series A 5.00% 2/1/30	630,000	738,341
Series A 5.00% 2/1/32	1,000,000	1,170,630
Series A 5.00% 2/1/33	3,585,000	4,191,869
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	160,000	181,216
Series A 4.00% 2/1/28	1,250,000	1,411,713
Hennepin County
Series A 5.00% 12/1/26	2,635,000	3,203,870
Series A 5.00% 12/1/33	2,000,000	2,663,240
Series A 5.00% 12/1/36	940,000	1,132,136
Series A 5.00% 12/1/37	5,495,000	6,691,383
Series A 5.00% 12/1/38	3,310,000	4,072,988
Series B 5.00% 12/1/30	1,000,000	1,210,950
Series C 5.00% 12/1/28	1,500,000	1,921,095
Series C 5.00% 12/1/30	1,245,000	1,507,633
Series C 5.00% 12/1/37	3,000,000	3,606,690
Lakeville Independent School District No. 194
Series B 4.00% 2/1/28	1,975,000	2,343,594
Mahtomedi Independent School District No. 832
(School Building) Series A 5.00% 2/1/30	445,000	507,336
Marshall
Series B 4.00% 4/1/28	275,000	327,355
Series B 4.00% 4/1/29	285,000	345,183
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	450,000	532,431
Series A 4.00% 2/1/37	600,000	708,546
Series A 4.00% 2/1/38	625,000	736,931
Series A 5.00% 2/1/33	1,420,000	1,980,872
Series B 4.00% 2/1/36	945,000	1,118,105
Series B 4.00% 2/1/37	1,255,000	1,482,042
Series B 4.00% 2/1/38	1,305,000	1,538,713

(School Building) Series B 4.00% 2/1/37	1,000,000	1,202,240
NQ-301 [11/21] 1/22 (1984255)    11

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Mounds View Independent School District No. 621
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/43	3,000,000	$ 3,378,180
Mountain Iron-Buhl Independent School District No. 712
(School Building) Series A 4.00% 2/1/26	1,315,000	1,494,918
St. Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	1,865,000	2,208,458
Virginia, Minnesota Sales Tax Revenue
(General Obligation Sales Tax) Series A 4.00% 2/1/35 (AGM)	500,000	570,860
Wayzata Independent School District No. 284
Series A 5.00% 2/1/28	1,950,000	2,365,428
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/43	10,645,000	11,401,966
		79,653,638
Pre-Refunded/Escrowed to Maturity Bonds — 2.73%
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/23-22 §	350,000	363,965
Series 7-Q 5.00% 10/1/24-22 §	475,000	493,952
Series 7-Q 5.00% 10/1/27-22 §	200,000	207,980
Rice County Educational Facilities Revenue
(Shattuck-St. Mary's School) Series A 144A 5.00% 8/1/22 #	2,355,000	2,429,512
Rochester Electric Utility Revenue
Series B 5.00% 12/1/27-23 §	295,000	322,745
Series B 5.00% 12/1/28-23 §	275,000	300,864
Series B 5.00% 12/1/31-23 §	1,365,000	1,493,378
Series B 5.00% 12/1/33-23 §	300,000	328,215
Rochester Health Care Facilities Revenue
(Olmsted Medical Center Project)
5.00% 7/1/24-23 §	295,000	316,438
5.00% 7/1/33-23 §	650,000	697,235
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	910,000	1,066,811
Series A 5.00% 11/15/30-25 §	670,000	785,455
12    NQ-301 [11/21] 1/22 (1984255)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/34-24 §	4,000,000	$ 4,391,240
Series A 5.00% 1/1/46-24 §	3,000,000	3,293,430
		16,491,220
Special Tax Revenue Bonds — 4.77%
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund) Series 2-A 6.00% 12/1/40	3,000,000	3,000,000
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/30	250,000	269,553
Puerto Rico Infrastructure Financing Authority Revenue
Series B 5.00% 7/1/41 ‡	5,000,000	2,400,000
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.554% 7/1/46 ^	21,110,000	7,059,184
Series A-1 4.75% 7/1/53	10,200,000	11,559,762
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	738,093
Series G 5.00% 11/1/31	1,500,000	1,689,825
Virgin Islands Public Finance Authority
(Matching Fund Senior Lien) 5.00% 10/1/29 (AGM)	2,000,000	2,076,640
		28,793,057
State General Obligation Bonds — 15.33%
Commonwealth of Puerto Rico
(Public Improvement) Series B 5.75% 7/1/38 ‡	2,530,000	2,460,425
Minnesota
(State Trunk Highway) Series E 5.00% 10/1/26	3,395,000	4,103,638
(Various Purposes)
Series A 4.00% 9/1/39	4,480,000	5,545,165
Series A 4.00% 9/1/40	1,410,000	1,741,914
Series A 5.00% 8/1/27	7,590,000	8,833,773
Series A 5.00% 8/1/29	3,200,000	3,723,136
Series A 5.00% 8/1/30	14,480,000	17,911,689
Series A 5.00% 9/1/31	5,400,000	7,349,994
Series A 5.00% 8/1/32	3,875,000	4,335,815
Series A 5.00% 8/1/33	3,750,000	4,837,758
Series A 5.00% 10/1/33	3,000,000	3,700,530
NQ-301 [11/21] 1/22 (1984255)    13

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Minnesota
(Various Purposes)
Series A 5.00% 8/1/35	5,975,000	$ 7,621,150
Series A 5.00% 8/1/38	5,335,000	6,808,259
Series A 5.00% 8/1/40	1,750,000	2,277,748
Series A Unrefunded Balance 4.00% 8/1/27	955,000	977,939
Series D 5.00% 8/1/26	6,000,000	7,215,600
Series D 5.00% 8/1/27	2,525,000	3,032,676
		92,477,209
Transportation Revenue Bonds — 6.17%
Minneapolis–St. Paul Metropolitan Airports Commission Revenue
(Senior)
Series A 5.00% 1/1/32	1,245,000	1,494,585
Series C 5.00% 1/1/29	410,000	492,685
Series C 5.00% 1/1/33	850,000	1,019,150
Series C 5.00% 1/1/36	600,000	716,544
Series C 5.00% 1/1/41	600,000	715,056
Series C 5.00% 1/1/46	1,595,000	1,894,015
(Subordinate)
Series A 5.00% 1/1/35	1,000,000	1,090,370
Series A 5.00% 1/1/44	3,000,000	3,707,220
Series A 5.00% 1/1/49	5,000,000	6,142,150
Series B 5.00% 1/1/26	575,000	577,197
Series B 5.00% 1/1/27	1,160,000	1,164,431
Series B 5.00% 1/1/28	2,750,000	2,760,395
Series B 5.00% 1/1/29	120,000	120,449
Series B 5.00% 1/1/30	1,675,000	1,681,231
Series B 5.00% 1/1/31	1,750,000	1,756,510
Series B 5.00% 1/1/44 (AMT)	3,595,000	4,410,921
Series B 5.00% 1/1/49 (AMT)	6,150,000	7,501,216
		37,244,125
Water & Sewer Revenue Bonds — 2.87%
Guam Government Waterworks Authority
5.00% 7/1/40	1,930,000	2,234,612
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis-St. Paul Metropolitan Area)
Series B 4.00% 9/1/27	2,400,000	2,466,168
Series B 5.00% 9/1/25	2,000,000	2,070,060
Series C 4.00% 3/1/31	3,120,000	3,600,105
Series C 4.00% 3/1/32	3,225,000	3,714,168
14    NQ-301 [11/21] 1/22 (1984255)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis-St. Paul Metropolitan Area)
Series E 5.00% 9/1/23	2,000,000	$ 2,070,060
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	1,000,000	1,144,070
		17,299,243
Total Municipal Bonds (cost $564,745,921)		597,418,277
Total Value of Securities—99.03% (cost $564,745,921)		597,418,277

Receivables and Other Assets Net of Liabilities—0.97%		5,867,519
Net Assets Applicable to 47,750,416 Shares Outstanding—100.00%		$603,285,796
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2021, the aggregate value of Rule 144A securities was $14,656,976, which represents 2.43% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
LLC – Limited Liability Corporation
NATL – Insured by National Public Finance Guarantee Corporation
USD – US Dollar
NQ-301 [11/21] 1/22 (1984255)    15